Taxes on Income - Schedule of Deferred Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax liabilities:
Other	$ (1,428)	$ (326)
Statements of Financial Position [Member]
Deferred tax assets:
Research and development costs	2,788	1,754
Employee benefits	6,058	6,259
Carryforward losses		13
Leases	1,218	742
IPO expenses	2,687
Others	56	145
Deferred tax assets	12,807	8,913
Deferred tax liabilities:
Intangible assets	4,893	2,873
Others	797	361
Deferred tax liabilities	5,690	3,234
Deferred tax assets, net	7,117	5,679
Statements of Profit or Loss [Member]
Deferred tax assets:
Research and development costs	1,034	433	$ (324)
Employee benefits	(201)	2,638	605
Carryforward losses	(13)	(4,114)	(2,278)
Leases	476	124	229
IPO expenses	2,687
Others	(89)	(4)	1
Deferred tax assets	3,894	(923)	(1,767)
Deferred tax liabilities:
Intangible assets	2,020	25	(1,822)
Others	436	107	(63)
Deferred tax liabilities	2,456	132	(1,885)
Deferred tax movement	1,438	(1,055)	118
Exchange rate differences		43	596
Share-based capital reserve	(2,074)		146
Other	717	250
Deferred taxes related to acquisition		640
Deferred taxes income (expense)	$ 81	$ (122)	$ 860